Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue from contracts with customers [line items]
Contract assets	[1]	₩ 586,438	₩ 557,041
Contract liabilities	[1]	384,133	365,610
long term construction contract [Member]
Disclosure of revenue from contracts with customers [line items]
Contract assets		86,234	98,288
Contract liabilities		₩ 29,574	₩ 47,832

[1]	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).